UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund

November 30, 2012

1.810713.108

EXF-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	166,900	$ 14,527
Yum! Brands, Inc.	26,000	1,744
		16,271
Media - 2.9%
Discovery Communications, Inc. Class C (non-vtg.) (a)	549,900	30,948
Virgin Media, Inc. (d)	724,600	25,484
		56,432
Specialty Retail - 2.5%
Ascena Retail Group, Inc. (a)	992,800	19,955
Express, Inc. (a)	266,200	3,974
Limited Brands, Inc.	282,100	14,712
TJX Companies, Inc.	235,300	10,433
		49,074
Textiles, Apparel & Luxury Goods - 3.9%
G-III Apparel Group Ltd. (a)	483,100	18,382
NIKE, Inc. Class B	159,700	15,568
PVH Corp.	146,600	16,799
VF Corp.	154,600	24,815
		75,564
TOTAL CONSUMER DISCRETIONARY		197,341
CONSUMER STAPLES - 13.0%
Beverages - 6.0%
Diageo PLC sponsored ADR	95,000	11,359
Dr. Pepper Snapple Group, Inc.	1,133,100	50,820
The Coca-Cola Co.	1,431,200	54,271
		116,450
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	733,600	52,834
Food Products - 0.8%
Mead Johnson Nutrition Co. Class A	233,800	15,943
Household Products - 1.6%
Colgate-Palmolive Co.	285,300	30,955
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.8%
British American Tobacco PLC sponsored ADR	196,200	$ 20,685
Lorillard, Inc.	115,500	13,994
		34,679
TOTAL CONSUMER STAPLES		250,861
ENERGY - 10.6%
Energy Equipment & Services - 1.0%
National Oilwell Varco, Inc.	265,500	18,134
Oil, Gas & Consumable Fuels - 9.6%
Cabot Oil & Gas Corp.	294,600	13,876
Chevron Corp.	603,300	63,763
Concho Resources, Inc. (a)	59,000	4,735
EOG Resources, Inc.	167,000	19,643
Noble Energy, Inc.	206,300	20,166
Northern Oil & Gas, Inc. (a)(d)	690,300	10,838
Rosetta Resources, Inc. (a)	279,600	12,565
Suncor Energy, Inc.	548,400	17,920
The Williams Companies, Inc.	679,500	22,315
		185,821
TOTAL ENERGY		203,955
FINANCIALS - 12.7%
Capital Markets - 0.5%
Evercore Partners, Inc. Class A	376,558	10,344
Commercial Banks - 7.6%
M&T Bank Corp.	497,100	48,582
U.S. Bancorp	1,655,100	53,394
Wells Fargo & Co.	1,363,000	44,993
		146,969
Consumer Finance - 1.6%
Capital One Financial Corp.	386,200	22,245
Discover Financial Services	186,200	7,748
		29,993
Diversified Financial Services - 1.4%
Citigroup, Inc.	771,000	26,653
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.6%
American Tower Corp.	424,500	$ 31,808
TOTAL FINANCIALS		245,767
HEALTH CARE - 13.8%
Biotechnology - 7.0%
Amgen, Inc.	355,300	31,551
Biogen Idec, Inc. (a)	104,100	15,520
BioMarin Pharmaceutical, Inc. (a)	398,900	19,387
Gilead Sciences, Inc. (a)	323,800	24,285
Infinity Pharmaceuticals, Inc. (a)	476,500	12,079
Regeneron Pharmaceuticals, Inc. (a)	18,300	3,231
Theravance, Inc. (a)(d)	475,200	10,682
United Therapeutics Corp. (a)	172,900	9,086
Vertex Pharmaceuticals, Inc. (a)	213,300	8,487
		134,308
Health Care Equipment & Supplies - 0.8%
Insulet Corp. (a)	739,700	16,236
Health Care Providers & Services - 0.9%
MEDNAX, Inc. (a)	224,400	17,728
Pharmaceuticals - 5.1%
Cadence Pharmaceuticals, Inc. (a)(d)	2,429,372	10,349
Elan Corp. PLC sponsored ADR (a)	1,015,800	10,138
Pfizer, Inc.	1,592,700	39,849
Sanofi SA sponsored ADR	501,000	22,355
Valeant Pharmaceuticals International, Inc. (Canada) (a)	295,200	16,446
		99,137
TOTAL HEALTH CARE		267,409
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.7%
United Technologies Corp.	416,400	33,358
Electrical Equipment - 2.4%
AMETEK, Inc.	624,900	23,328
Prysmian SpA	550,000	10,400
Roper Industries, Inc.	111,500	12,436
		46,164
Industrial Conglomerates - 3.3%
General Electric Co.	3,023,000	63,876
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 1.7%
Dun & Bradstreet Corp.	110,300	$ 8,734
IHS, Inc. Class A (a)	261,300	24,076
		32,810
Road & Rail - 1.6%
Union Pacific Corp.	242,900	29,823
TOTAL INDUSTRIALS		206,031
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.4%
QUALCOMM, Inc.	122,100	7,768
Computers & Peripherals - 3.8%
Apple, Inc.	123,300	72,160
Fusion-io, Inc. (a)	80,400	1,876
		74,036
Internet Software & Services - 3.0%
Demandware, Inc. (d)	324,908	8,899
Facebook, Inc. Class A	357,466	10,009
Google, Inc. Class A (a)	54,300	37,921
		56,829
IT Services - 5.8%
Accenture PLC Class A	304,400	20,675
Fidelity National Information Services, Inc.	645,400	23,299
IBM Corp.	122,700	23,322
MasterCard, Inc. Class A	40,400	19,743
Total System Services, Inc.	771,400	16,932
Virtusa Corp. (a)	523,297	8,195
		112,166
Semiconductors & Semiconductor Equipment - 0.4%
ARM Holdings PLC sponsored ADR	212,800	7,942
Software - 1.3%
ANSYS, Inc. (a)	27,700	1,837
Guidewire Software, Inc.	391,400	11,703
salesforce.com, Inc. (a)	66,100	10,422
Trion World Network, Inc. warrants 8/10/17 (a)(f)	28,652	0*
Workday, Inc.	25,031	1,254
		25,216
TOTAL INFORMATION TECHNOLOGY		283,957
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.4%
Chemicals - 1.4%
Monsanto Co.	304,900	$ 27,926
Metals & Mining - 2.0%
Goldcorp, Inc.	535,100	20,852
Turquoise Hill Resources Ltd. (a)	2,368,690	17,836
		38,688
TOTAL MATERIALS		66,614
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
SBA Communications Corp. Class A (a)	341,000	23,468
UTILITIES - 3.6%
Electric Utilities - 3.6%
FirstEnergy Corp.	791,700	33,616
Northeast Utilities	935,900	36,257
		69,873
TOTAL COMMON STOCKS (Cost $1,570,097)		1,815,276
Convertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Glam Media, Inc. Series M-1:
8.00% (f)	427,303	2,184
8.00% (f)	30,521	156
8.00% (f)	30,522	156
		2,496
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(f)	910,747	3,898
Series C-1, 8.00% (a)(f)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,323)		6,701
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Glam Media, Inc.:
9% 11/18/13 (f)	$ 67	$ 67
9% 11/18/13 (f)	67	67
9% 12/2/13 (f)	937	937
		1,071
TOTAL NONCONVERTIBLE BONDS (Cost $1,071)		1,071
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 0.08% to 0.11% 1/24/13 to 2/14/13 (e) (Cost $4,569)	4,570	4,570
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	96,325,398	96,325
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	27,674,750	27,675
TOTAL MONEY MARKET FUNDS (Cost $124,000)		124,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,714,060)		1,951,618
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(19,189)
NET ASSETS - 100%		$ 1,932,429
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,232 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 87,127	$ 2,609

The face value of futures purchased as a percentage of net assets is 4.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,570,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,772,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Glam Media, Inc. Series M-1,: 8.00%	3/19/08	$ 7,813
8.00%	3/19/08	$ 558
8.00%	3/19/08	$ 558
Glam Media, Inc.: 9% 11/18/13	12/2/11	$ 67
9% 11/18/13	12/2/11	$ 67
9% 12/2/13	12/2/11	$ 937
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc.: Series C, 8.00%	8/22/08	$ 5,001
Series C-1, 8.00%	8/10/10	$ 393
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 39
Fidelity Securities Lending Cash Central Fund	48
Total	$ 87
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 199,837	$ 197,341	$ -	$ 2,496
Consumer Staples	250,861	250,861	-	-
Energy	203,955	203,955	-	-
Financials	245,767	245,767	-	-
Health Care	267,409	267,409	-	-
Industrials	206,031	206,031	-	-
Information Technology	288,162	283,957	-	4,205
Materials	66,614	66,614	-	-
Telecommunication Services	23,468	23,468	-	-
Utilities	69,873	69,873	-	-
Corporate Bonds	1,071	-	-	1,071
U.S. Government and Government Agency Obligations	4,570	-	4,570	-
Money Market Funds	124,000	124,000	-	-
Total Investments in Securities:	$ 1,951,618	$ 1,939,276	$ 4,570	$ 7,772
Derivative Instruments:
Assets
Futures Contracts	$ 2,609	$ 2,609	$ -	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,720,509,000. Net unrealized appreciation aggregated $231,109,000, of which $282,328,000 related to appreciated investment securities and $51,219,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013